Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Operations (Details) - Parent Company [Member] - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Operating expenses:
General and administrative expenses	$ (2,070,341)
Interest income	133,554
Other expenses	(1,949)	(200)
Share of income of subsidiaries	(36,684)	390,281
Net (loss) income	(1,975,420)	390,081
Comprehensive income
Net (loss) income	(1,975,420)	390,081
Foreign currency translation adjustments	218,808	218,837
Comprehensive (loss) income	$ (1,756,612)	$ 608,918